Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 700,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	96,670.00
Total Offset Amount	0.00
Net Fee	$ 96,670.00